SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share	786,852	1,127,254	753,253	1,477,512
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share		88,843	43,619	269,133
Series A Preferred Stock [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share		220,913	47,666	220,913
Common Stock [Member] | Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share	565,939	517,406
Common Stock [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share	220,913	240,092
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share		60,000	0	60,000